Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 13	$ 12	$ 33
Restricted cash - Bondco (Note 10)	59	57	53
Trade accounts receivable from nonaffiliates - net (Note 10)	306	303	254
Trade accounts and other receivables from affiliates (Note 9)	161	179	182
Amounts receivable from members related to income taxes (Note 9)		5	93
Materials and supplies inventories - at average cost	74	71	96
Prepayments and other current assets	85	80	77
Total current assets	698	707	788
Restricted cash - Bondco (Note 10)	16	16	16
Receivable from TCEH related to nuclear plant decommissioning (Note 9)	269	225	206
Investments and other property (Note 10)	76	73	78
Property, plant and equipment - net (Note 10)	10,775	10,569	9,676
Goodwill (Note 10)	4,064	4,064	4,064
Note receivable due from TCEH (Note 9)	128	138	178
Other noncurrent assets	72	74	58
Total assets	17,523	17,371	16,846
LIABILITIES AND MEMBERSHIP INTERESTS
Short-term borrowings (Note 4)	738	392	377
Trade accounts payable	135	197	125
Accrued taxes other than amounts related to income	54	151	133
Accrued interest	65	108	108
Other current liabilities	92	112	109
Total current liabilities	1,579	1,454	965
Liability in lieu of deferred income taxes (Note 9)	2,056	2,018	1,827
Investment tax credits	27	28	32
Other noncurrent liabilities and deferred credits (Note 10)	1,530	1,546	1,701
Total liabilities	10,311	10,190	9,858
Commitments and Contingencies (Note 6)
Membership interests (Note 7):
Capital account - number of interests outstanding 2012 and 2011 - 635,000,000	7,242	7,212	6,990
Accumulated other comprehensive loss	(30)	(31)	(2)
Total membership interests	7,212	7,181	6,988
Total liabilities and membership interests	17,523	17,371	16,846
Oncor [Member]
ASSETS
Regulatory assets - net - (Note 3)	1,016	1,078	1,266
LIABILITIES AND MEMBERSHIP INTERESTS
Long-term debt due currently (Note 5)	376	376
Long-term debt, less amounts due currently (Note 5)	4,712	4,711	4,783
Bondco [Member]
ASSETS
Regulatory assets - net - (Note 3)	409	427	516
LIABILITIES AND MEMBERSHIP INTERESTS
Long-term debt due currently (Note 5)	119	118	113
Long-term debt, less amounts due currently (Note 5)	$ 407	$ 433	$ 550